EMPLOYEE BENEFITS - Defined benefit pension plan - Allocation of plan assets (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Brazilian Plans
Allocation for plan assets
Fixed income	99.70%	99.70%
Others	0.30%	0.30%
Total	100.00%	100.00%
North American Plans
Allocation for plan assets
Fixed income	66.00%	58.30%
Variable income	30.00%	36.80%
Others	4.00%	4.90%
Total	100.00%	100.00%
Defined benefit pension plan | Minimum
Allocation for plan assets
Target allocation of shares (as a percent)	29.00%
Target allocation of debt securities (as a percent)	60.00%
Target allocation of alternative securities (as a percent)	0.00%
Defined benefit pension plan | Maximum
Allocation for plan assets
Target allocation of shares (as a percent)	36.00%
Target allocation of debt securities (as a percent)	70.00%
Target allocation of alternative securities (as a percent)	7.00%